Note 1 - Basis of Presentation and General Information (Details) - Excess of Consideration over Acquired Assets (USD $)	0 Months Ended	12 Months Ended
	Mar. 19, 2014	Dec. 31, 2014
Note 1 - Basis of Presentation and General Information (Details) - Excess of Consideration over Acquired Assets [Line Items]
Consideration in cash	$ 2,500
Total Consideration	43,333,000
Excess of consideration over acquired assets		28,246,000
Selling Shipowning Companies [Member]
Note 1 - Basis of Presentation and General Information (Details) - Excess of Consideration over Acquired Assets [Line Items]
Consideration in 5,833,214 newly issued common shares		40,833,000
Consideration in cash		2,500,000
Consideration already advanced for Hull no. S418		7,000,000
Total Consideration		50,333,000
Less: Net assets of companies acquired		(22,087,000)
Excess of consideration over acquired assets		$ 28,246,000